ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and consolidated VIEs

	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries

Yirendai Hong Kong Limited (“Yirendai HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. (“Heng Ye”)	January 8, 2015	PRC	100%	Provision of consultancy information technology support

Chongqing Heng Yu Da Technology Co., Ltd. (“Heng Yu Da”)	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Variable interest entities

Heng Cheng Technology Development (Beijing) Co., Ltd. (“Heng Cheng”)	September 15, 2014	PRC	Consolidated VIE	Services for online marketplace connecting borrowers and investors

Huijin No.28 Single Capital Trust E1 (“Trust No.1”) (1)	October 16, 2015	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan (1)	April 22, 2016	PRC	Consolidated VIE	Host of Beneficial Right Asset

CreditEase Wealth Consumer Credit Investment Fund (“Fund No.2”) (1)	July 5, 2016	PRC	Consolidated VIE	Sole beneficiary of Trust No.2

Huijin No.28 Single Capital Trust E2 (“Trust No.2”) (1)	July 8, 2016	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Yiren Financial Information Services (Beijing) Co., Ltd. (“Yi Ren Wealth Management”)	October 13, 2016	PRC	Consolidated VIE	Wealth Management Consulting Service

(1)

The Company consolidated Trust No. 1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, Fund No. 2 and Trust No. 2 as a whole, which are named “Assets Backed Financing Entities” or the “ABFE”.